Retained Earnings and Accumulated Other Comprehensive Income - Retained Earnings (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning	$ 70,395,669
Dividends paid	(1,581,809)	$ (1,644,609)	$ (1,463,831)
Sale of repurchased shares	2,301,918	1,720,807	733,831
Net result on acquisition of a non-controlling interest in TVI		(7,129,424)
Stock-based compensation	1,468,337	1,392,534	1,184,524
Net income for the year	6,577,522	5,333,354	12,325,450
Balance at ending	74,983,656	70,395,669
Retained Earnings
Balance at beginning	70,395,669	73,139,684
Dividends paid	(1,084,192)	(1,084,192)	(1,084,192)
Sale of repurchased shares	(320,654)	(448,766)	(765,227)
Net result on acquisition of a non-controlling interest in TVI		(6,324,997)
Stock-based compensation	1,468,337	1,392,534	1,184,524
Net income for the year	4,524,496	3,721,406
Balance at ending	74,983,656	70,395,669	73,139,684
Legal Reserve
Balance at beginning	2,139,007	2,139,007
Balance at ending	2,139,007	2,139,007	2,139,007
Unappropriated Earnings
Balance at beginning	64,535,256	60,101,542
Appropriation of net income	3,721,406	10,899,135
Dividends paid	(1,084,192)	(1,084,192)
Sale of repurchased shares	(320,654)	(448,766)
Net result on acquisition of a non-controlling interest in TVI		(6,324,997)
Stock-based compensation	1,468,337	1,392,534
Balance at ending	68,320,153	64,535,256	60,101,542
Net Income for the Year
Balance at beginning	3,721,406	10,899,135
Appropriation of net income	(3,721,406)	(10,899,135)
Net income for the year	4,524,496	3,721,406
Balance at ending	$ 4,524,496	$ 3,721,406	$ 10,899,135